General Information	12 Months Ended
Dec. 31, 2019
General Information [Abstract]
General information

1.    General information

Ferroglobe PLC and subsidiaries (the “Company” or “Ferroglobe”) is among the world’s largest producers of silicon metal and silicon-based alloys, important ingredients in a variety of industrial and consumer products. The Company’s customers include major silicone chemical, aluminum and steel manufacturers, auto companies and their suppliers, ductile iron foundries, manufacturers of photovoltaic solar cells and computer chips, and concrete producers. Additionally, the Company has been operating hydroelectric plants (hereinafter “energy business”) in Spain until August 30, 2019 and France.

Ferroglobe PLC (the “Parent Company” or “the Parent”) is a public limited company that was incorporated in the United Kingdom on February 5, 2015 (formerly named ‘Velonewco Limited’). The Parent’s registered office is 2nd Floor West Wing, Lansdowne House, 57 Berkeley Square, London (United Kingdom).

On December 23, 2015, Ferroglobe PLC consummated the acquisition (“Business Combination”) of Globe Specialty Metals, Inc. and subsidiaries (“GSM” or “Globe”) and Grupo FerroAtlántica, S.A.U. (“FerroAtlántica”).

Presentation of results of Spanish energy business

As described in Note 29 of these financial statements, on June 2, 2019 the Company entered into an agreement with Kehlen Industries Management, S.L., a wholly-owned subsidiary of TSSP Adjacent Opportunities Partners, L.P., for the sale of the entire share capital of FerroAtlántica, S.A.U ("FAU"), the owner and operator of the Group's hydro-electric assets in Galicia, Spain (the “Spanish Hydro-electric Business”) and its smelting facility at Cee-Dumbria and effectively sold at August 30, 2019. The Spanish Hydroelectric Business was classified as disposal group held for sale and accounted for as a discontinued operation in the second quarter of 2019.  Accordingly, the results of Spanish energy business are presented as discontinuing operations for the year ended December 31, 2019 and the consolidated income statement for the prior years ended 2018 and 2017 have been restated to reclassify the results of the Company’s Spanish hydro-electric plants or assets within profit (loss) for the year from discontinued operations.